Leases - Summary of Lease Asset and Liability (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Presentation of leases for lessee [abstract]
Right-of-use Assets	$ 201,215	$ 0
Lease Liability	$ 262,383	$ 336,090